111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  July 3, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust XIII (the “Trust”) (File Nos. 2-74959 and 811-3327) on behalf of MFS® Diversified Income Fund, MFS® Government Securities Fund, and MFS® New Discovery Value Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 87 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 27, 2024.

 Please call the undersigned at (617) 954-5843 or Patrick Aguiar at (617) 954-4698 with any questions you may have.

  Sincerely,

  BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel